Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss	$ (19,017,267)	$ (13,558,877)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	12,175	3,135
Share-based compensation expense	348,635	627,611
Gain on extinguishment of convertible debt		(81,188)
Accretion of debt discount		1,614,926
Re-valuation of preferred stock purchase right asset		(14,382)
Change in fair value of preferred stock warrant liability	11,833
Non-cash interest expense	19,659	42,534
Changes in operating assets and liabilities:
Prepaid and other current assets	(29,059)	88,290
Accounts payable	969,358	(224,287)
Accrued expenses	1,673,873	1,120,061
Other assets	(49,072)
Lease liabilities, net	5,462	1,696
Net cash used in operating activities	(16,054,403)	(10,380,481)
Investing activities
Capital expenditures	(54,740)
Net cash used in investing activities	(54,740)	0
Financing activities
Issuance of preferred stock for cash, net of offering costs and preferred stock purchase right asset		7,983,071
Issuance of preferred stock for cash, net of offering costs	38,868,955	16,588,436
Proceeds from debt, net of issuance costs	5,260,058
Issuance of common stock	851,318	13,407
Net cash provided by financing activities	44,980,331	24,584,914
Net increase in cash and cash equivalents	28,871,188	14,204,433
Cash and cash equivalents at beginning of period	18,217,926	4,013,493
Cash and cash equivalents at end of period	47,089,114	18,217,926
Supplemental disclosure of cash flow information
Interest paid	115,313
Supplemental disclosure of noncash financing activities
Conversion of convertible promissory notes		6,412,365
Reclassification of common stock warrants into equity		402,690
Right-of-use assets obtained in exchange for lease liabilities	1,105,704	$ 225,059
Issuance of preferred stock warrants in conjunction with debt	$ 93,864